Inventory (Tables)	6 Months Ended
Jun. 30, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory

At June 30, 2014 and December 31, 2013, inventory consisted of the following:

	June 30, 2014	December 31, 2013
Raw materials	$824,394	$1,055,667
Finished goods	612,704	696,461
	1,437,098	1,752,128
Less: reserve for obsolete inventory	(280,587)	(267,672)
Inventory, net	$1,156,511	$1,484,456